Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	45,718,092	138,108,968	24,444,789
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			19,132,387
Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		24,915,175
Previously Reported [Member] | Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		19,248,537
Series C Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		745,235	134,126
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,665,996	1,063,214
Common stock warrants [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		191,355
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,949,803	29,996,549	5,178,276
Stock options [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		5,475,283